MORGAN STANLEY DEAN WITTER HAWAII MUNICIPAL TRUST    Two World Trade Center,
LETTER TO THE SHAREHOLDERS May 31, 1998              New York, New York 10048



DEAR SHAREHOLDER:

We are pleased to present the semiannual report of Morgan Stanley Dean Witter Hawaii Municipal Trust for the six-month period ended May 31, 1998.

The deflationary impact of the Asian financial crisis has begun to temper U.S. economic growth. Although employment conditions in the United States strengthened and unemployment declined to its lowest level since 1970, inflation remained subdued. This was primarily the result of improved productivity, lower oil costs and cheaper imports.

Foreign currency turmoil strengthened the value of the U.S. dollar and spurred demand for U.S. Treasury securities. Municipal bonds followed the trend of Treasuries with yields declining to a range not seen in over 20 years. The bond market rally was also aided by prospects of the first federal budget surplus in more than two decades.

MUNICIPAL MARKET CONDITIONS

Long-term insured municipal yields stood at 5.20 percent at the end of May 1998. Since the beginning of the year municipal yields have ranged

                                                           Insured Municipal
               30-Year                30-Year               Revenue Yields
          Insured Municipal        U.S. Treasury           as Percentage of
                Yields                 Yields            U.S. Treasury Yields

Dec '93          5.4%                   6.34%                   85.17%
                 5.4                    6.24                    86.54%
                 5.8                    6.66                    87.09%
                 6.4                    7.09                    90.27%
                 6.35                   7.32                    86.75%
                 6.25                   7.43                    84.12%
Jun '94          6.5                    7.61                    85.41%
                 6.25                   7.39                    84.57%
                 6.3                    7.45                    84.56%
                 6.55                   7.81                    83.87%
                 6.75                   7.96                    84.80%
                 7                      8                       87.50%
Dec '94          6.75                   7.88                    85.66%
                 6.4                    7.7                     83.12%
                 6.15                   7.44                    82.66%
                 6.15                   7.43                    82.77%
                 6.2                    7.34                    84.47%
                 5.8                    6.66                    87.09%
Jun '95          6.1                    6.62                    92.15%
                 6.1                    6.86                    88.92%
                 6                      6.66                    90.08%
                 5.95                   6.48                    91.82%
                 5.75                   6.33                    90.84%
                 5.5                    6.14                    89.56%
Dec '95          5.35                   5.94                    90.07%
                 5.4                    6.03                    89.55%
                 5.8                    6.46                    86.69%
                 5.85                   6.66                    87.84%
                 5.95                   6.89                    86.36%
                 6.05                   6.99                    86.55%
Jun '96          5.9                    6.89                    85.63%
                 5.85                   6.97                    83.93%
                 5.9                    7.11                    82.98%
                 5.7                    6.93                    82.25%
                 5.65                   6.64                    85.09%
                 5.5                    6.35                    86.61%
Dec '96          5.6                    6.63                    84.46%
                 5.7                    6.79                    83.95%
                 5.65                   6.8                     83.08%
                 5.9                    7.1                     83.10%
                 5.75                   6.94                    82.85%
                 5.65                   6.91                    81.77%
Jun '97          5.6                    6.78                    82.60%
                 5.3                    6.3                     84.00%
                 5.5                    6.61                    83.00%
                 5.4                    6.4                     84.40%
                 5.35                   6.15                    86.90%
                 5.3                    6.05                    87.60%
Dec '97          5.15                   5.92                    86.90%
Jan '98          5.15                   5.8                     88.80%
Feb '98          5.2                    5.92                    87.80%
Mar '98          5.25                   5.93                    88.50%
Apr '98          5.35                   5.95                    89.90%

MORGAN STANLEY DEAN WITTER HAWAII MUNICIPAL TRUST from a low of 5.15 percent in January to 5.35 percent in April. Over the past 12-months insured yields have declined from a high of 5.65 percent.

The overall decline in interest rates led to an increase in new issue municipal volume. In contrast, U.S. Treasury borrowing needs have declined with the reduction in the budget deficit. Under these conditions the municipal rally lagged the rally in Treasuries. The ratio of municipal yields to Treasury yields improved during this period, from 82 percent of Treasuries in May 1997 to almost 90 percent a year later. A rising ratio means that municipals have underperformed Treasuries and have become more attractive on a relative basis.

Total municipal volume increased 20 percent and totaled $220 billion last year. Half the underwritings were enhanced with bond insurance. Refundings represented one-quarter of total new issues. For the year-to-date, underwriting is up 60 percent with refunding issues comprising nearly one-third of total issuance.

PERFORMANCE

The net asset value (NAV) of Morgan Stanley Dean Witter Hawaii Municipal Trust improved from $10.12 to $10.26 per share during the six-month period ended May 31, 1998. Based on this NAV change plus reinvestment of tax-free dividends of $0.25 per share, the Fund's total return was 3.80 percent. Over the same period the Lehman Brothers Municipal Bond Index and the Lipper Analytical Services, Inc. Hawaii Municipal Debt Funds Average registered total returns of 3.78 percent and 3.36 percent, respectively.

PORTFOLIO STRUCTURE

The Fund's net assets of $5.7 million, remained fully invested in long-term municipal bonds during the period. Investments were diversified among 11 long-term sectors and 19 credits. In-state credits accounted for 80 percent of the portfolio. As illustrated in the accompanying chart, credit quality remained a major focus with 75 percent of long-term holdings rated double or triple "A." The Fund's weighted average maturity and call protection were 22 and 9 years, respectively. The Fund's investment manager, Morgan Stanley Dean Witter Advisors Inc., will continue to assume all expenses (except for brokerage and 12b-1 fees) and to waive its management fee until December 31, 1998.

MORGAN STANLEY DEAN WITTER HAWAII MUNICIPAL TRUST

LARGEST SECTORS as of May 31, 1998                              CREDIT RATINGS as of May 31, 1998
(% of Net Assets)                                               (% of Total Long-Term Portfollo)
General Obligation      24%                                     Aaaa or AAA     64%
Hospital                15%                                     Aa or AA        11%
Mortgage                12%                                     A or A          11%
Tranportation           12%                                     Baa or BBB      14%
IDR/PCR*                11%
All Others              26%

* Industrial Development/Pollution Control Revenue              As measured by Moody's Investors Service, Inc. or
Portfolio structure is subject to changes.                      Standard & Poor's Corp.

                                                                Portfolio structure is subject to change.


CALL STRUCTURE as of May 31, 1998                                       WEIGHTED AVERAGE
(% of Total Long-Term Portfolio)                                     CALL PROTECTION: 9 YEARS
Percent Callable

 Years Bonds Callable
        1998                     0%
        1999                     0%
        2000                     0%
        2001                     0%
        2002                     2%
        2003                     0%
        2004                    10%
        2005                    10%
        2006                    24%
        2007                    23%
        2008                    23%
        2009+                    8%

Portfolio structure is subject to change.

MORGAN STANLEY DEAN WITTER HAWAII MUNICIPAL TRUST

LOOKING AHEAD

The economic fundamentals remain in place for another year of solid economic growth in the United States. Events in Asia have strengthened the U.S. dollar and contributed to lower interest rates. Furthermore, the Asian crisis seems likely to continue to moderate inflationary pressures and provide a favorable outlook for municipal bonds. However, if labor cost pressures accelerate, it is possible that the Federal Reserve Board may tighten monetary policy.

We appreciate your ongoing support of Morgan Stanley Dean Witter Hawaii Municipal Trust and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO
CHARLES A. FIUMEFREDDO
Chairman of the Board

MORGAN STANLEY DEAN WITTER HAWAII MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS May 31, 1998 (unaudited)

PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE        VALUE
---------------------------------------------------------------------------------------------------------
            HAWAII TAX-EXEMPT MUNICIPAL BONDS* (89.8%)
            General Obligation (23.6%)
            Hawaii,
 $  100     1993 Ser CH.................................................  6.00 %   11/01/10    $  112,626
    200     1996 Ser CM (FGIC)..........................................  6.00     12/01/12       225,992
    300     1997 Ser CP (FGIC)..........................................  5.00     10/01/17       295,955
    150     Honolulu City & County, Ser 1996 A (FGIC)...................  5.50     09/01/15       156,438
    180     Kauai County, Public Improvement 1997 Ser B (MBIA)..........  5.25     08/01/16       182,570
    250     Maui County, 1996 Ser A (MBIA)..............................  5.375    03/01/17       256,448
    100     Puerto Rico, Public Improvement Ser 1996....................  5.50     07/01/17       102,485
 ------                                                                                        ----------
  1,280                                                                                         1,332,514
 ------                                                                                        ----------

            Educational Facilities Revenue (3.5%)
    200     Puerto Rico Industrial Tourist, Educational, Medical &
 ------      Environmental Control Facilities Financing Authority, Inter
             American University of Puerto Rico 1998 Ser A (MBIA).......  5.00     10/01/22       197,216
                                                                                               ----------

            Electric Revenue (2.7%)
    150     Puerto Rico Electric Power Authority, Power Ser X...........  5.50     07/01/25       152,100
 ------                                                                                        ----------

            Hospital Revenue (14.5%)
            Hawaii Department of Budget & Finance,
    200     Kapiolani Health Care Ser 1996..............................  6.25     07/01/21       216,150
    100     Queens Health Systems 1996 Ser A............................  5.875    07/01/11       107,683
    500     Wilcox Memorial Hospital Ser 1998...........................  5.35     07/01/18       495,720
 ------                                                                                        ----------
    800                                                                                           819,553
 ------                                                                                        ----------

            Industrial Development/Pollution Control Revenue (11.4%)
            Hawaii Department of Budget & Finance,
    100     Hawaiian Electric Co Ser 1992 (AMT) (MBIA)..................  6.55     12/01/22       109,355
    100     Hawaiian Electric Co Ser 1995 A (AMT) (MBIA)................  6.60     01/01/25       110,672
    200     Hawaiian Electric Co Ser 1996 A (AMT) (MBIA)................  6.20     05/01/26       215,660
    100     Hawaiian Electric Co Ser 1997 A (AMT) (MBIA)................  5.65     10/01/27       103,529
    100     Puerto Rico Ports Authority, American Airlines Inc 1996 Ser
             A (AMT)....................................................  6.25     06/01/26       108,070
 ------                                                                                        ----------
    600                                                                                           647,286
 ------                                                                                        ----------

            Mortgage Revenue - Multi-Family (4.1%)
            Hawaii Housing Finance & Development Corporation,
    100     Affordable Rental 1995 Ser A................................  6.10     07/01/30       103,518
    125     University of Hawaii Faculty Ser 1995 (AMBAC)...............  5.65     10/01/16       130,974
 ------                                                                                        ----------
    225                                                                                           234,492
 ------                                                                                        ----------

                 SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HAWAII MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS May 31, 1998 (unaudited) continued

PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE        VALUE
---------------------------------------------------------------------------------------------------------
            Mortgage Revenue - Single Family (8.2%)
            Hawaii Housing Finance & Development Corporation,
 $  300     Purchase 1994 Ser B (MBIA)..................................  5.90 %   07/01/27    $  313,305
    150     1997 Ser A (AMT)............................................  5.75     07/01/30       153,449
 ------                                                                                        ----------
    450                                                                                           466,754
 ------                                                                                        ----------

            Public Facilities Revenue (3.5%)
            Puerto Rico Infrastructure Financing Authority, Ser A
    200      (AMBAC)....................................................  5.00     07/01/28       196,328
 ------                                                                                        ----------

            Transportation Facilities Revenue (12.0%)
            Hawaii,
    200     Airports Third Refg Ser of 1994 (AMT) (AMBAC)...............  5.75     07/01/09       211,778
    300     Harbor Ser 1997 (AMT) (MBIA)................................  5.75     07/01/17       315,048
    150     Highway Ser 1996............................................  5.25     07/01/16       150,927
 ------                                                                                        ----------
    650                                                                                           677,753
 ------                                                                                        ----------

            Water & Sewer Revenue (2.8%)
    150     Honolulu Board of Water Supply, Ser 1996....................  5.80     07/01/16       159,519
 ------                                                                                        ----------

            Other Revenue (3.5%)
    200     Guam, Infrastructure Improvement 1997 Ser A (AMBAC).........  5.00     11/01/17       199,992
 ------                                                                                        ----------

 $4,905     TOTAL HAWAII TAX-EXEMPT MUNICIPAL BONDS (Identified Cost $4,868,418) (a).. 89.8%    5,083,507
 ======

            CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES..........................   10.2       576,061
                                                                                      -----    ----------

            NET ASSETS..............................................................  100.0%   $5,659,568
                                                                                      ======   ==========

---------------------

 AMT   Alternative Minimum Tax.
  *    Puerto Rico issues represent 13% of net assets.
 (a)   The aggregate cost for federal income tax purposes
       approximates identified cost. The aggregate gross and net
       unrealized appreciation is $215,089.

Bond Insurance:
AMBAC  AMBAC Indemnity Corporation.
FGIC   Financial Guaranty Insurance Company.
MBIA   Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HAWAII MUNICIPAL TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
May 31, 1998 (unaudited)
ASSETS:
Investments in securities, at value
 (identified cost $4,868,418)...............................  $5,083,507
Cash........................................................     418,965
Receivable for:
    Interest................................................      86,337
    Shares of beneficial interest sold......................      72,727
Deferred organizational expenses............................      24,527
Prepaid expenses and other assets...........................      24,774
                                                              ----------

    TOTAL ASSETS............................................   5,710,837
                                                              ----------

LIABILITIES:
Payable for:
    Dividends to shareholders...............................       1,447
    Plan of distribution fee................................         928
Organizational expenses.....................................      24,527
Accrued expenses and other payables.........................      24,367
                                                              ----------

    TOTAL LIABILITIES.......................................      51,269
                                                              ----------

    NET ASSETS..............................................  $5,659,568
                                                              ==========

COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................  $5,430,305
Net unrealized appreciation.................................     215,089
Accumulated undistributed net investment income.............       1,446
Accumulated undistributed net realized gain.................      12,728
                                                              ----------

    NET ASSETS..............................................  $5,659,568
                                                              ==========

NET ASSET VALUE PER SHARE,
 551,773 shares outstanding (unlimited shares authorized of
 $.01 par value)............................................      $10.26
                                                              ==========

MAXIMUM OFFERING PRICE PER SHARE,
 (net asset value plus 3.09% of net asset value)*...........      $10.58
                                                              ==========

---------------------

* On sales of $100,000 or more the offering price is reduced.

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HAWAII MUNICIPAL TRUST

STATEMENT OF OPERATIONS
For the six months ended May 31, 1998 (unaudited)
NET INVESTMENT INCOME:
INTEREST INCOME.............................................  $126,676
                                                              --------

EXPENSES
Professional fees...........................................    23,257
Shareholder reports and notices.............................    14,787
Investment management fee...................................     8,772
Organizational expenses.....................................     5,982
Plan of distribution fee....................................     4,766
Transfer agent fees and expenses............................     2,556
Registration fees...........................................       666
Custodian fees..............................................       315
Other.......................................................     2,448
                                                              --------
    TOTAL EXPENSES..........................................    63,549
Less: amounts waived/reimbursed.............................   (58,470)
Less: expense offset........................................      (313)
                                                              --------

    NET EXPENSES............................................     4,766
                                                              --------

    NET INVESTMENT INCOME...................................   121,910
                                                              --------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain...........................................    32,889
Net change in unrealized apppreciation......................    36,555
                                                              --------

    NET GAIN................................................    69,444
                                                              --------

NET INCREASE................................................  $191,354
                                                              ========

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HAWAII MUNICIPAL TRUST

STATEMENT OF CHANGES IN NET ASSETS
                                                      FOR THE SIX      FOR THE YEAR
                                                      MONTHS ENDED         ENDED
                                                      MAY 31, 1998   NOVEMBER 30, 1997
--------------------------------------------------------------------------------------
                                                      (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income...............................   $  121,910       $  195,839
Net realized gain (loss)............................       32,889           (2,033)
Net change in unrealized appreciation...............       36,555           87,760
                                                       ----------       ----------

    NET INCREASE....................................      191,354          281,566

Dividends from net investment income................     (122,103)        (194,952)
Net increase from transactions in shares of
 beneficial interest................................      838,524        1,440,194
                                                       ----------       ----------

    NET INCREASE....................................      907,775        1,526,808

NET ASSETS:
Beginning of period.................................    4,751,793        3,224,985
                                                       ----------       ----------

    END OF PERIOD
    (Including undistributed net investment income
    of $1,446 and $1,639, respectively).............   $5,659,568       $4,751,793
                                                       ==========       ==========

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HAWAII MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS May 31, 1998 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Hawaii Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from both federal and State of Hawaii income taxes consistent with the preservation of capital. The Fund was organized as a Massachusetts business trust on March 14, 1995 and commenced operations on June 16, 1995.

Effective June 22, 1998, the following entities have changed their name:

             OLD NAME                                        NEW NAME
----------------------------------       -------------------------------------------------
Dean Witter Hawaii Municipal Trust       Morgan Stanley Dean Witter Hawaii Municipal Trust
Dean Witter InterCapital Inc.            Morgan Stanley Dean Witter Advisors Inc.
Dean Witter Distributors Inc.            Morgan Stanley Dean Witter Distributors Inc.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing the portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

MORGAN STANLEY DEAN WITTER HAWAII MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS May 31, 1998 (unaudited) continued

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

E. ORGANIZATIONAL EXPENSES -- Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") paid the organizational expenses of the Fund in the amount of approximately $60,000 which will be reimbursed for the full amount thereof, exclusive of amounts assumed of $29,491. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, calculated daily and payable monthly, by applying the annual rate of 0.35% to the Fund's daily net assets.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all

MORGAN STANLEY DEAN WITTER HAWAII MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS May 31, 1998 (unaudited) continued

personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

The Investment Manager has undertaken to assume all operating expenses (excluding plan of distribution fees) and waive the compensation provided for in its Investment Management Agreement until December 31, 1998.

3. PLAN OF DISTRIBUTION

Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act finances certain expenses in connection therewith.

Under the Plan, the expenses of certain activities and services provided by Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and others who engage in or support distribution of the Fund's shares or who service shareholder accounts, including overhead and telephone expenses incurred in connection with the distribution of the Fund's shares, are reimbursed.

Reimbursements for these expenses will be made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.20% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the six months ended May 31, 1998, the distribution fee was accrued at the annual rate of 0.19%.

The Distributor has informed the Fund that for the six months ended May 31, 1998, it received approximately $23,592 in commissions from the sale of shares of the Fund's beneficial interest. Such commissions are deducted from the proceeds of the shares and are not an expense of the Fund.

MORGAN STANLEY DEAN WITTER HAWAII MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS May 31, 1998 (unaudited) continued

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended May 31, 1998 aggregated $1,160,414 and $682,921, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                  FOR THE SIX               FOR THE YEAR
                                                                 MONTHS ENDED                   ENDED
                                                                 MAY 31, 1998             NOVEMBER 30, 1997
                                                              -------------------       ---------------------
                                                                  (unaudited)
                                                               SHARES     AMOUNT         SHARES      AMOUNT
                                                              --------   --------       --------   ----------
Sold........................................................   81,141    $825,436       157,613    $1,563,409
Reinvestment of dividends...................................    6,517      66,611        10,917       108,219
                                                               ------    --------       -------    ----------
                                                               87,658     892,047       168,530     1,671,628
Repurchased.................................................   (5,224)    (53,523)      (23,316)     (231,434)
                                                               ------    --------       -------    ----------
Net increase................................................   82,434    $838,524       145,214    $1,440,194
                                                               ======    ========       =======    ==========

6. FEDERAL INCOME TAX STATUS

At November 30, 1997, the Fund had a net capital loss carryover of approximately $20,200 of which $18,200 will be available through November 30, 2004 and $2,000 will be available through November 30, 2005 to offset future capital gains to the extent provided by regulations.

MORGAN STANLEY DEAN WITTER HAWAII MUNICIPAL TRUST

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                                 FOR THE PERIOD
                                             FOR THE SIX          FOR THE YEAR            FOR THE YEAR           JUNE 16, 1995*
                                             MONTHS ENDED             ENDED                   ENDED                  THROUGH
                                             MAY 31, 1998       NOVEMBER 30, 1997       NOVEMBER 30, 1996       NOVEMBER 30, 1995
---------------------------------------------------------------------------------------------------------------------------------
                                             (unaudited)
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
 period............................             $10.12               $ 9.95                  $ 9.91                  $ 9.70
                                                ------               ------                  ------                  ------
Net investment income..............               0.25                 0.50                    0.50                    0.19
Net realized and unrealized gain...               0.14                 0.17                    0.04                    0.21
                                                ------               ------                  ------                  ------
Total from investment operations...               0.39                 0.67                    0.54                    0.40
                                                ------               ------                  ------                  ------
Less dividends from net investment
 income............................              (0.25)               (0.50)                  (0.50)                  (0.19)
                                                ------               ------                  ------                  ------
Net asset value, end of period.....             $10.26               $10.12                  $ 9.95                  $ 9.91
                                                ======               ======                  ======                  ======
TOTAL INVESTMENT RETURN+...........               3.80%(1)             6.93%                   5.64%                   4.21%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses...........................               0.19%(2)(3)          0.19%(3)                0.19%(3)                0.20%(2)(3)
Net investment income..............               4.86%(2)(3)          5.00%(3)                5.09%(3)                4.69%(2)(3)

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands.........................             $5,660               $4,752                  $3,225                  $1,510
Portfolio turnover rate............                 14%(1)               13%                     51%                     14%(1)

---------------------

 *   Commencement of operations.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) If the Investment Manager had not assumed expenses and waived the management fee, the expense and net investment income ratios would have been as follows, which reflect the effect of expense offset as follows:

                                                                   EXPENSE   NET INVESTMENT   EXPENSE
                            PERIOD ENDED:                           RATIO     INCOME RATIO    OFFSET
                            -------------                          -------   --------------   -------
     May 31, 1998................................................   2.54%        2.52%         0.01%
     November 30, 1997...........................................   2.95%        2.24%         0.01%
     November 30, 1996*..........................................   2.69%        2.59%         0.03%
     November 30, 1995*..........................................   2.70%        2.19%         0.10%
     ---------------
     * After application of the Fund's state expense limitation.

                       SEE NOTES TO FINANCIAL STATEMENTS

                      (This Page Intentionally Left Blank)

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Thomas F. Caloia
Treasurer


TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036


INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048



The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.



MORGAN STANLEY
DEAN WITTER
HAWAII MUNICIPAL
TRUST



[PHOTO]



SEMIANNUAL REPORT
MAY 31, 1998